BLACKROCK FUNDS V

BlackRock Core Bond Portfolio

(the “Fund”)

Investor, Institutional and Class R Shares

Supplement dated June 21, 2019 to the Summary Prospectus and Prospectus,

dated January 28, 2019, as amended and supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Fees and Expenses of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock and its affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” and the “Intermediary-Defined Sales Charge Waiver Policies” sections on pages 48 and A-1, respectively, of the Fund’s prospectus and in the “Purchase of Shares” section on page II-84 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [1]	1.00%[2]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee[3]	0.34%	0.34%	0.34%	0.34%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[4,5]	0.27%	0.23%	0.17%	0.30%
Interest Expense[4,5]	—	—	—	—
Other Expenses of the Fund	0.27%	0.23%	0.17%	0.30%
Total Annual Fund Operating Expenses[5]	0.86%	1.57%	0.51%	1.14%
Fee Waivers and/or Expense Reimbursements[3,6]	(0.18)%	(0.14)%	(0.08)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3,6]	0.68%	1.43%	0.43%	0.93%

[1]

A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.

[2]	There is no CDSC on Investor C Shares after one year.

[3]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Funds V (the “Trust”) or by a vote of a majority of the outstanding voting securities of the Fund.

[4]

Interest Expense has been restated and is estimated based on the Fund’s current investment strategies, which reflects the Fund’s intention to no longer invest in reverse repurchase agreements, U.S. treasury rolls, short sales and tender option bonds. During the Fund’s most recent fiscal year, Interest Expense was equal to 0.10% for each of Investor A Shares, Investor C Shares, Institutional Shares and Class R Shares.

[5]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which include extraordinary expenses and do not include the restatement of Interest Expense which is estimated based on the Fund’s current investment strategies.

[6]

As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 64, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.68% (for Investor A Shares), 1.43% (for Investor C Shares), 0.43% (for Institutional Shares) and 0.93% (for Class R Shares) of average daily net assets through January 31, 2020. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$467	$646	$841	$1,402
Investor C Shares	$246	$482	$842	$1,856
Institutional Shares	$44	$155	$277	$633
Class R Shares	$95	$341	$607	$1,367

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$146	$482	$842	$1,856

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

As the result of a reorganization (the “Reorganization”), which occurred on September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio, a series of BlackRock Funds II (the “Predecessor Fund”). During the most recent fiscal year, the Fund’s portfolio turnover rate was 658% of the average value of its portfolio.

The last sentence in the fifth paragraph of the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Principal Investment Strategies of the Fund” and the last sentence in the fifth paragraph of the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as mortgage dollar rolls).

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock Core Bond Portfolio — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock Core Bond Portfolio — Principal Risks of Investing in the Fund” are amended to delete “Reverse Repurchase Agreements Risk.”

The last sentence of the fifth paragraph in the section of the Fund’s Prospectus entitled “Details About the Funds — How Each Fund Invests — Core Bond Fund — Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Core Bond Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as mortgage dollar rolls).

The section of the Fund’s Prospectus entitled “Details About the Funds — Investment Risks — Principal Risks of Investing in a Fund” is amended to delete “Reverse Repurchase Agreements Risk” solely with respect to the Fund.

Shareholders should retain this Supplement for future reference.

PR2-CB-0619SUP

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